Name:        Pear Tree Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Willard L. Umphrey
Title:             President
Phone:          (781) 259-1144

Signature, Place, and Date of Signing:

/s/ Willard L. Umphrey,   Lincoln, MA            November 14, 2011
Willard L. Umphrey


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this
     report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by
     another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are
     reported in this report and a portion are reported by
     other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, L.L.C.,
                                        Investment Management





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                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             17

Form 13F Information Table Value Total:           $ 23,660
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE

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
Form 13 F information Table

                  Title of                       Value           Shares/Sh/Put/     Invstmt       Other        Voting Authority
Name of Issuer     Class        CUSIP           (x$1000)         PRN AMT/PRN/Call    Dscretn       Mngrs        Sole/Shared/None


Banco
Santender Chile     ADR     05965x109     616          8379     SH               OTHER               SHARED


China Yuchai	COM	G21082105	661	45348		SH		OTHER		SHARED

CIA Cervezeria	ADR	204429104	290	5620		SH		Other		Shared

CIA Saneamento	ADR	20441A102	425	9172		SH		OTHER		SHARED


Compania
de Bebidas     ADR     20441W203     1793         58498    SH               OTHER               SHARED

Enersis          ADR     29274F104     714          42207     SH               OTHER               SHARED

Fomento
Economico Mex     ADR     344419106     1968          30354     SH               OTHER               SHARED

Gerdau		ADR	373737105	79		11062	SH		OTHER			SHARED

Giant 		ADR	374511103	81		24348	SH		OTHER		SHARED
Interactive

Gold Fields     ADR     38059T106     1154          75297     SH               OTHER               SHARED


Infosys
Technologies     ADR     456788108     2492          48800     SH               OTHER               SHARED

LAN Air          ADR     501723100     555          26892     SH               OTHER               SHARED


METHANEX
CORP                 COM       59151K108     3560           170817  SH        OTHER             SHARED


PETROLEO
BRASILEIRO SA
PETRO              ADR    71654V101     1813      87485     SH         OTHER                             SHARED

Tele Norte	ADR	879246106	573	60130	SH		OTHER			SHARED

Teva Pharm	ADR	881624209	6643	178491	SH		OTHER			SHARED


TIM Part	ADR	88706P205	243	10300	SH		OTHER			SHARED

